Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	$ 104,951	$ 84,378
Gross amounts offset on the consolidated balance sheet	(24,226)	(16,328)
Net amounts	80,725	68,050
Financial instruments	(14,572)	(11,789)
Securities collateral received	(63,197)	(53,558)
Net amounts	2,956	2,703
Amounts not subject to enforecable netting agreements	2,945	2,319
Derivatives	23,895	21,431
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Net amounts presented on the consolidated balance sheet	83,670	70,369
Gross amounts of recognized financial liabilities	100,584	68,507
Gross amounts offset on the consolidated balance sheet	(24,226)	(16,328)
Net amounts	76,358	52,179
Financial instruments	(14,572)	(11,789)
Securities collateral pledged	(59,962)	(39,016)
Net amounts	1,824	1,374
Amounts not subject to enforecable netting agreements	2,378	2,365
Derivatives	25,113	20,973
Cash collateral on securities lent	1,822	2,731
Obligations related to securities sold under repurchase agreements	51,801	30,840
Net amounts presented on the consolidated balance sheet	78,736	54,544
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	43,941	33,358
Gross amounts offset on the consolidated balance sheet	(21,206)	(14,750)
Net amounts	22,735	18,608
Financial instruments	(14,572)	(11,789)
Securities collateral pledged	(6,840)	(5,539)
Net amounts	1,323	1,280
Amounts not subject to enforecable netting agreements	2,378	2,365
Cash Collateral On Securities Lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	1,822	2,731
Gross amounts offset on the consolidated balance sheet	0	0
Net amounts	1,822	2,731
Financial instruments	0	0
Securities collateral pledged	(1,779)	(2,697)
Net amounts	43	34
Amounts not subject to enforecable netting agreements	0	0
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	54,821	32,418
Gross amounts offset on the consolidated balance sheet	(3,020)	(1,578)
Net amounts	51,801	30,840
Financial instruments	0	0
Securities collateral pledged	(51,343)	(30,780)
Net amounts	458	60
Amounts not subject to enforecable netting agreements	0	0
Derivative Assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	42,156	33,862
Gross amounts offset on the consolidated balance sheet	(21,206)	(14,750)
Net amounts	20,950	19,112
Financial instruments	(14,572)	(11,789)
Securities collateral received	(3,888)	(4,794)
Net amounts	2,490	2,529
Amounts not subject to enforecable netting agreements	2,945	2,319
Cash Collateral Securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	3,664	5,488
Gross amounts offset on the consolidated balance sheet	0	0
Net amounts	3,664	5,488
Financial instruments	0	0
Securities collateral received	(3,588)	(5,406)
Net amounts	76	82
Amounts not subject to enforecable netting agreements	0	0
Securities Purchased Under Resale Agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	59,131	45,028
Gross amounts offset on the consolidated balance sheet	(3,020)	(1,578)
Net amounts	56,111	43,450
Financial instruments	0	0
Securities collateral received	(55,721)	(43,358)
Net amounts	390	92
Amounts not subject to enforecable netting agreements	$ 0	$ 0